Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]		true
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
The DGIS has responsibility for the design and implementation of the Company’s global information security strategy, in addition to ensuring that appropriate tools and monitoring are in place. The DGIS works directly with the individuals responsible for cybersecurity embedded within the Company’s operating divisions and has a direct line of communication with these individuals for all cybersecurity related matters, including the cybersecurity risk identification, assessment and management process and the prevention, detection, mitigation and remediation of cybersecurity incidents. The DGIS has over two decades of experience in information technology and related fields, including information technology management, internal audit, data protection and cybersecurity, and previously served as the Global Information Security Director for Legacy Dole.
The Company has developed formal information and communication channels for cybersecurity incidents to be reported to the IT Steering Committee. In the case of a cybersecurity incident, we prioritize incident response and containment of the threat, including mitigating the threat’s impact on business operations and minimizing the risk of data theft and loss.
The Audit Committee is responsible for reviewing the Company’s guidelines and policies governing the process by which senior management of the Company, including the DGIS, and the relevant departments of the Company, assess and manage the Company’s exposure to risk. The Board of Directors is responsible for overseeing the assessment and management of cybersecurity risk exposures, including discussing with management such risk exposures and the steps management has taken to monitor and control such exposures.
The Executive Risk Committee reports annually to the Audit Committee on its work in developing the global risk register, including reporting on the final risk register. As discussed above, cybersecurity risk assessment is part of that process. The Board is responsible for reviewing the measures implemented by the Company to identify and mitigate risks from cybersecurity threats. As part of such reviews, the Board receives reports and presentations from members of our team responsible for overseeing the Company’s cybersecurity risk management, including the IT Steering Committee, represented by the Chief Operating Officer and Chief Financial Officer, and the DGIS.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true